Description of Business and Basis of Presentation (Tables)	12 Months Ended
Mar. 31, 2024
Description of Business and Basis of Presentation [Abstract]
Schedule of Subsidiaries Company

Details of the Company and its subsidiaries are set out in the table as follows:

Name	Date of incorporation	Percentage of effective ownership		Place of incorporation	Principal activities
		2023	2024
J-Long Group Limited (the “Company”)	July 25, 2022	Parent	Parent	Cayman Islands	Investment holdings
Stratum Star Limited (“Stratum Star”)	August 24, 2022	100%	100%	The British Virgin Islands	Investment holdings
Alpine Eagle Limited (“Alpine Eagle”)	August 24, 2022	100%	100%	The British Virgin Islands	Investment holdings
J-Long Limited (“JLHK”)	December 13, 1985	100%	100%	Hong Kong	Provision of apparel solution services
Sun Choice Enterprises Limited (“Sun Choice”)	November 10, 2017	100%	100%	Hong Kong	Inactive